AST PRUDENTIAL CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 91.2%
Corporate Bonds — 86.3%
Aerospace & Defense — 1.8%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.750%	02/01/50	50	$45,077
7.950%	08/15/24	50	59,428
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.125%	07/01/50	50	53,018
			157,523
Agriculture — 1.8%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.789%	09/06/24	150	158,410
Airlines — 2.5%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.800%	04/19/23	50	48,378
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	15	15,394
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	100	109,021
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	45	42,100
			214,893
Apparel — 0.1%
Ralph Lauren Corp.,
Sr. Unsec’d. Notes
1.700%	06/15/22	5	5,094
Auto Manufacturers — 1.2%
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	06/30/22	90	92,442
Sr. Unsec’d. Notes
2.700%	08/20/27	10	9,954
			102,396
Banks — 11.2%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28	225	254,782
Citigroup, Inc.,
Sub. Notes
4.300%	11/20/26	175	200,002
FNB Corp.,
Sr. Unsec’d. Notes
2.200%	02/24/23	15	15,108
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.800%	03/15/30	25	28,777
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28	230	$260,366
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	135	153,989
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	60	62,617
			975,641
Beverages — 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	32	39,207
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	15	20,173
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.417%	05/25/25	80	92,269
			151,649
Biotechnology — 0.6%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.150%	11/15/41	16	21,471
Sr. Unsec’d. Notes, 144A
2.770%	09/01/53	19	18,414
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/50	10	9,369
			49,254
Building Materials — 1.6%
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
2.242%	02/15/25	25	26,074
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30	20	20,047
Masco Corp.,
Sr. Unsec’d. Notes
2.000%	10/01/30	20	19,995
4.500%	05/15/47	10	11,813
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	40	45,271
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	15	16,856
			140,056
A1

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Chemicals — 2.0%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.800%	05/15/49	30	$35,727
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.250%	11/15/22	95	99,298
Nutrition & Biosciences, Inc.,
Gtd. Notes, 144A
1.230%	10/01/25	40	39,956
			174,981
Commercial Services — 2.5%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	50	57,336
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25	100	113,287
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29	40	43,994
			214,617
Computers — 1.1%
Genpact Luxembourg Sarl,
Gtd. Notes
3.375%	12/01/24	90	94,292
Diversified Financial Services — 0.7%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	50	54,711
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	10	10,536
			65,247
Electric — 11.9%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	116,759
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	52,918
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.900%	06/15/50	20	20,435
DTE Energy Co.,
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23	50	54,030
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	120	126,429
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	25	28,170
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric (cont’d.)
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	$44,708
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
3.250%	06/01/25	45	49,286
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	40	42,942
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.600%	04/01/29	50	57,616
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	50	55,346
Liberty Utilities Finance GP 1 (Canada),
Gtd. Notes, 144A
2.050%	09/15/30	45	44,421
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	50	51,942
Pacific Gas & Electric Co.,
First Mortgage
1.750%	06/16/22	20	20,015
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	45	40,825
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	45	49,956
San Diego Gas & Electric Co.,
First Mortgage
5.350%	05/15/35	40	52,363
Southern California Edison Co.,
First Ref. Mortgage
5.500%	03/15/40	10	12,473
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	30	35,550
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	75	79,884
			1,036,068
Electronics — 0.2%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	20	20,219
Foods — 2.1%
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48	55	70,549
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.875%	10/15/32	10	9,976
2.625%	09/04/50	20	19,194

A2

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Foods (cont’d.)
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	10/03/21	50	$50,317
3.000%	10/15/30	10	10,053
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.100%	09/28/48	15	20,649
			180,738
Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	15	16,546
Healthcare-Services — 3.2%
Duke University Health System, Inc.,
Sr. Unsec’d. Notes
3.920%	06/01/47	25	31,057
HCA, Inc.,
Sr. Sec’d. Notes
5.000%	03/15/24	110	123,246
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	28,071
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	50	54,549
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50	20	20,966
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30	25	24,836
			282,725
Home Builders — 0.4%
D.R. Horton, Inc.,
Gtd. Notes
2.500%	10/15/24	35	37,037
Insurance — 0.2%
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.000%	05/12/50	15	17,730
Lodging — 0.6%
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	50	55,684
Machinery-Diversified — 0.4%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%(cc)	09/15/28	30	35,029
Media — 4.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31	50	51,889
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Media (cont’d.)
4.800%	03/01/50	20	$22,877
Comcast Corp.,
Gtd. Notes
4.700%	10/15/48	65	86,247
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	60	57,544
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	50	55,880
Discovery Communications LLC,
Gtd. Notes
4.650%	05/15/50	40	45,575
Walt Disney Co. (The),
Gtd. Notes
6.400%	12/15/35	31	46,596
			366,608
Mining — 1.4%
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	25	28,369
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	15	16,227
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.125%	10/01/35	40	48,017
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	25	27,097
			119,710
Miscellaneous Manufacturing — 2.6%
Hillenbrand, Inc.,
Gtd. Notes
5.000%(cc)	09/15/26	100	108,836
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	56,895
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	64	64,026
			229,757
Oil & Gas — 9.1%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	30	25,345
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	110	118,779
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	50	43,173

A3

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Oil & Gas (cont’d.)
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	100	$101,234
Energen Corp.,
Sr. Unsec’d. Notes
4.625%	09/01/21	30	30,355
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26	50	58,105
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	11/15/24	50	54,742
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.780%(s)	10/10/36	150	65,998
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
6.490%	01/23/27	20	18,709
Phillips 66,
Gtd. Notes
2.150%	12/15/30	35	33,947
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	40	37,568
Total Capital International SA (France),
Gtd. Notes
3.127%	05/29/50	10	10,335
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27	15	14,926
2.700%	04/15/23	125	129,527
4.000%	04/01/29	50	54,819
			797,562
Packaging & Containers — 0.5%
Sonoco Products Co.,
Sr. Unsec’d. Notes
3.125%	05/01/30	40	43,464
Pharmaceuticals — 7.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
3.200%	11/21/29	110	121,029
4.050%	11/21/39	15	17,189
4.250%	11/21/49	25	29,540
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	50	63,199
7.150%	06/15/23	50	58,838
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	70	82,997
Sr. Unsec’d. Notes
2.400%	03/15/30	50	51,820
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	60	58,660
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
5.050%	03/25/48	50	$63,610
Johnson & Johnson,
Sr. Unsec’d. Notes
1.300%	09/01/30	80	80,575
Mylan NV,
Gtd. Notes
3.950%	06/15/26	30	33,699
5.250%	06/15/46	7	8,724
Upjohn, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	5	5,401
4.000%	06/22/50	5	5,312
			680,593
Pipelines — 5.2%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	50	48,876
Colonial Enterprises, Inc.,
Gtd. Notes, 144A
3.250%	05/15/30	30	33,577
Energy Transfer Operating LP,
Gtd. Notes
6.250%	04/15/49	60	61,872
Enterprise Products Operating LLC,
Gtd. Notes
4.800%	02/01/49	30	34,310
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	30	30,761
MPLX LP,
Sr. Unsec’d. Notes
5.500%	02/15/49	40	44,820
ONEOK, Inc.,
Gtd. Notes
4.350%	03/15/29	50	52,110
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
2.450%	12/15/24	50	51,522
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	20	19,336
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	50	48,987
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
3.250%	05/15/30	25	26,939
Western Midstream Operating LP,
Sr. Unsec’d. Notes
6.250%(cc)	02/01/50	5	4,639
			457,749
Real Estate Investment Trusts (REITs) — 1.5%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	20	21,412

A4

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	70	$70,926
4.000%	01/15/31	10	10,408
Welltower, Inc.,
Sr. Unsec’d. Notes
2.700%	02/15/27	25	26,402
			129,148
Retail — 1.7%
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.800%	01/25/50	20	21,922
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30	25	29,461
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	40	39,224
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
1.950%	10/01/30	15	14,894
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	30	35,265
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31	10	9,906
			150,672
Semiconductors — 1.9%
Broadcom, Inc.,
Gtd. Notes
3.150%	11/15/25	100	107,843
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.875%	03/01/24	50	55,950
			163,793
Telecommunications — 2.1%
AT&T, Inc.,
Sr. Unsec’d. Notes, 144A
3.650%	09/15/59	98	95,505
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	04/15/50	55	65,637
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.522%	09/15/48	15	19,650
			180,792
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Transportation — 0.3%
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/59	25	$29,913

Total Corporate Bonds (cost $7,344,752)			7,535,590
Municipal Bonds — 2.3%
Arizona — 0.5%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	30	40,406
Illinois — 1.1%
State of Illinois,
General Obligation Unlimited, Taxable, Pension
5.100%	06/01/33	100	100,397
Missouri — 0.3%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	20	25,012
Pennsylvania — 0.4%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	25	38,075

Total Municipal Bonds (cost $203,504)			203,890
U.S. Treasury Obligation(k) — 2.6%
U.S. Treasury Bonds
1.250%	05/15/50	240	227,437
(cost $230,079)

Total Long-Term Investments (cost $7,778,335)			7,966,917

	Shares
Short-Term Investment — 7.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $613,131)(w)	613,131	613,131

TOTAL INVESTMENTS—98.2% (cost $8,391,466)		8,580,048

Other assets in excess of liabilities(z) — 1.8%		156,926

Net Assets — 100.0%		$8,736,974

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
CDX	Credit Derivative Index
GMTN	Global Medium Term Note
LP	Limited Partnership

A5

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	2 Year U.S. Treasury Notes	Dec. 2020	$883,844	$262
5	5 Year U.S. Treasury Notes	Dec. 2020	630,156	783
2	20 Year U.S. Treasury Bonds	Dec. 2020	352,563	(878)
				167
Short Positions:
4	10 Year U.S. Treasury Notes	Dec. 2020	558,125	(318)
4	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	887,250	11,734
				11,416
				$11,583
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.35.V1	12/20/30	1.000%(Q)	300	$(1,259)	$(232)	$1,027
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio
A6

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7